Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Accounting Policies [Abstract]
Accumulated deficit	$ (847,786)		$ (15,425)	$ (812,445)	$ (15,425)
Net loss	$ (35,341)	$ (274,325)	$ (15,425)	$ (797,020)	$ (15,425)
Income tax likelihood settlement, description	Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.			Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.